UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Barry M.  Kitt
Address    4965 Preston Park Blvd., Suite 240
           Plano, TX 75093


Form 13F File Number:    028-12801

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Barry M. Kitt
Title   asdfasdf
Phone   4168061450

Signature, Place, and Date of Signing:

     /s/ Barry M. Kitt     Plano, TX      May 13, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      15
Form 13F Information Table Value Total:      $47,460   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 Sponsored ADR    013904305     1127   194000 sh  call sole                   194000      0        0
China Agritech                 Common New       16937A200      409   103000 sh  put  sole                   103000      0        0
China Shengda Packaging Group  Common           16950V107     1560   521678 sh       sole                   521678      0        0
Examworks Group Inc            Common           30066A105     8465   380800 sh       sole                   380800      0        0
Kit Digital Inc                Common New       482470200     4189   347909 sh       sole                   347909      0        0
Lihua Intl Inc                 Common           532352101     2229   253871 sh       sole                   253871      0        0
Overland Storage Inc.          Common New       690310206     1801   790000 sh       sole                   790000      0        0
Parkervision Inc.              Common           701354102      485   713200 sh       sole                   713200      0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     5653   151000 sh  call sole                   151000      0        0
PUDA Coal Inc                  Common Par .001  744674300     1397   114000 sh       sole                   114000      0        0
Star Scientific Inc.           Common           85517P101      522   115000 sh       sole                   115000      0        0
UNITED STATES NATL GAS FUND    Unit New         912318110     1310   113900 sh  call sole                   113900      0        0
Unitek Global Svcs Inc.        Common Par $.000 91324T302     2367   265941 sh       sole                   265941      0        0
WAL MART STORES INC            Common           931142103    13012   250000 sh  call sole                   250000      0        0
Xerium Technologies Inc.       Common New       98416J118     2934   122000 sh       sole                   122000      0        0